Debt and Capital Lease Obligations (Minimum Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
Minimum Lease Payments, Sale Leaseback Transactions	$ 1,384.8